John Hancock
New York
Tax-Free
Income Fund

SEMI
ANNUAL
REPORT

2.28.01

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Vice Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of Contents

Your fund
at a glance
page 1

Managers' report
page 2

Fund's investments
page 8

Financial statements
page 13

For your information
page 25

Dear Fellow Shareholders,

The stock market brought investors back to earth in 2000 after a run of nine consecutive years of positive stock-market results. The first two months of 2001 have been equally sobering. Investors have grown increasingly worried about the slowing economy and declining corporate earnings. High-priced growth stocks have been the hardest hit. Technology stocks, which got pounded in 2000, went into another free fall in February, sending the NASDAQ Composite Index down 54% by the end of February from its near high a year ago. While the broad stock market has remained volatile, and in negative territory year-to-date, bonds have done well in response to falling interest rates.

The year 2001 finds us with lingering uncertainties, a new U.S.
president and new possibilities. Questions remain about how successful the Federal Reserve will be in preventing a recession. Even though the Fed remains a key force impacting financial markets, we are also watching Washington, D.C. as President George W. Bush attempts to enact tax cuts.

As always, we will continue to update you on these developments and anything that specifically relates to your fund and its performance. In fact, this newly designed shareholder report is our latest offering in that regard, and is part of our ongoing effort to better serve our shareholders.

Based on your feedback, we set out to create a more inviting report that you could easily navigate and that would provide you with more information on your fund. In addition to the new overall look, there are several prominent changes, including a table of contents, additional charts and a new summary page opposite this one. The most obvious difference is the report's size. By changing it to a standard mailing format we hope to deliver it to you in an even more timely fashion.

These twice-yearly shareholder reports are your best way to better understand your fund and what has been driving its performance. We encourage you to read them, and hope that our new and improved version will make the task easier and more meaningful.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Vice Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks
a high level of
current income,
exempt from
federal, New York
state and New
York City personal
income taxes,
consistent with
preservation
of capital.


Over the last six months

* Growing expectations for falling interest rates, and then rate cuts themselves, fueled a muni-bond rally.

* The Fund's focus on high-quality bonds aided performance, as slowing economy hurt below-investment-grade securities.

* Returns were also boosted by moves to increase the Fund's interest-rate sensitivity.


[Bar chart with heading "John Hancock New York Tax-Free Income Fund." Under the heading is a note that reads "Fund performance for the six months ended February 28, 2001." The chart is scaled in increments of 2% with 0% at the bottom and 8% at the top. The first bar represents the 6.22% total return for Class A. The second bar represents the 5.85% total return for Class B. The third bar represents the 5.85% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]


Top 10 holdings

4.6%   Puerto Rico Aqueduct and Sewer Authority, 7-1-11, 7.370%
3.8%   New York State Dormitory Authority, 5-15-19, 5.500%
3.6%   Port Authority of New York and New Jersey, 10-1-19, 6.750%
3.1%   Islip Community Development Agency, 3-1-26, 7.500%
2.7%   New York City Muni. Water Finance Auth., 6-15-33, 5.500%
2.3%   Puerto Rico Public Building Authority, 7-1-12, 6.250%
2.3%   New York City Muni. Water Finance Auth., 6-15-33, 6.000%
2.2%   New York State Dormitory Authority, 8-1-31, 6.950%
2.2%   New York State Mortgage Agency, 4-1-15, 6.900%
2.1%   Westchester County Healthcare Corp., 11-1-30, 6.000%

As a percentage of net assets on February 28, 2001.



BY FRANK A. LUCIBELLA, CFA, BARRY H. EVANS, CFA, AND DIANNE SALES, CFA, PORTFOLIO MANAGERS

John Hancock
New York Tax-Free
Income Fund

MANAGERS'
REPORT

Municipals posted strong returns for the six-month period ended February 28, 2001, benefiting from growing economic weakness, expectations of falling interest rates, interest-rate cuts themselves and a jittery stock market. For municipal-bond investors, the period got off to a reasonably confident start. Most observers believed that the interest-rate hikes enacted in the first half of 2000 had effectively eliminated inflationary pressures without putting economic growth at risk. That "soft landing" seemingly reduced the likelihood that the Fed would continue to raise interest rates to battle inflation. Municipal-bond investors, like most fixed-income investors, dislike inflation because it eats away at the value of their fixed-income payments. But as the months wore on, fears of inflation gave way to fears of a recession, fueling the belief that the Federal Reserve would cut interest rates in 2001 to keep the economy from falling into a slump. As hopes for interest-rate cuts gathered steam in the final months of 2000, municipal-bond prices rose. The technical conditions of the market -- meaning supply and demand -- also were favorable. The issuance of new municipal bonds trailed off as issuers, flush with tax receipts and revenue collections, had curtailed their borrowings. Demand, meanwhile, rose as investors sought haven from the stock market.

"The poor performance
 of lower-quality, higher-
 yield municipals
 afforded us the
 opportunity to snatch
 up some real bargains
 atvery highyields."

In January, bond investors got what they hoped for when the Fed cut short-term interest rates by a full percent, extending the municipal-bond rally. But in February, municipals lost some ground due to concerns that President Bush's proposed tax cuts would reduce the attractiveness of tax-free investments and worries about lower-quality sectors of the municipal market.

[A photo of Team Leader Frank Lucibella flush right next to first paragraph.]

FUND PERFORMANCE REVIEW

For the six months ended February 28, 2001, John Hancock New York Tax-Free Income Fund's Class A, Class B and Class C shares posted total returns of 6.22%, 5.85% and 5.85%, respectively, at net asset value. By comparison, the average New York municipal bond fund returned 5.12%, according to Lipper, Inc.1 Keep in mind that your net asset value will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for longer-term performance information.

The Fund's outperformance relative to its peers stemmed from a number of factors. First, our earlier move into higher-quality bonds was a plus for performance. They have more interest-rate sensitivity than their lower-quality, higher-yielding counterparts. As a result, higher-quality bonds will typically outperform in market rallies, but fall more when rates rise. Furthermore, the performance of municipal health-care bonds varied widely as they responded to the pressures of cost cutting, heightened competition and falling reimbursements. While the Fund did hold some health-care bonds, we held less than many of our peers and those we did own generally outperformed their sector.

"...our earlier move into
 higher-quality bonds was
 a plus for performance."

Our management of the Fund's duration, or interest-rate sensitivity, also helped our performance. Sensing that the economy was slowing at a faster-than-expected rate, we extended our duration -- that is, made the Fund more interest-rate sensitive -- in anticipation of lower interest rates. As bond yields moved lower and their prices higher, having a longer duration helped the Fund participate more fully in the rally.

[Table at top left-hand side of page entitled "Top five sectors." The first listing is Education 14%, the second is Health 12%, the third Housing 12%, the fourth General obligation 8%, and the fifth Combined 7%.]

That said, there was a bit of a downside to falling interest rates. When rates decline, municipal issuers, like homeowners, often turn to refinancing to cut their debt costs. That's exactly what happened in the past six months, when a few small holdings that produced relatively high levels of income were retired by their issuers. That left us to reinvest the proceeds at somewhat lower rates. Fortunately, a good portion of the Fund is well protected against being called, or refinanced, and that will be beneficial if rates continue to drop.

[Pie chart at bottom of page with heading "Types of investments in the Fund As of February 28, 2001." The chart is divided into three sections (from top to left): Revenue bonds 91%, General obligation bonds 8% and Other 1%.]

NEW OPPORTUNITIES

The poor performance of lower-quality, higher-yield municipals afforded us the opportunity to snatch up some real bargains at very high yields. In fact, the yield spread -- or difference in yield between investment-grade and high-yield issues -- was at its widest level in more than a decade. That suggested to us that high-yield municipal bonds had been oversold. In adding high-yield bonds to the portfolio, we emphasized the better quality, more liquid -- easily traded -- names. We believe that much of the bad news is behind the lower-quality segments of the market, and that selected ones will gain ground on their higher-quality counterparts when investors recognize the value they now offer.

We also found attractive opportunities among bonds tied to the settlement between tobacco companies and the U.S. Attorney General and many states. In New York, the proceeds from that settlement are being used to secure borrowings by various issuers, making them a reasonably high-quality investment.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is New York Institute of Technology followed by an up arrow with the phrase "Bonds upgraded when refunded." The second listing is Westchester Hospital followed by an up arrow with the phrase "Well-managed and well-positioned in difficult environment." The third listing is Health-care bonds followed by a down arrow with the phrase "Difficult operating environment."]

OUTLOOK

In our view, it's unlikely that municipal-bond yields will continue to decline as much as they did in the past six months. At current levels, municipal-bond prices already reflect more interest-rate cuts. We think there's a good chance that the interest-rate cuts that came earlier this year are working their way through the economy, and could stimulate better growth by year end. So we're looking beyond the current slowdown to a point when the economy revives, and therefore have pulled in the Fund's interest-rate sensitivity somewhat by shortening its duration. We also are optimistic that some high-yield bonds will rebound as the economy regains its footing.

"As for the overall credit
 quality of the New York
 municipal market,
 we're optimistic."

As for the overall credit quality of the New York municipal market, we're optimistic. The state, its agencies, New York City and municipal bond issuers across the state continued to be rewarded for their fiscal health with increasingly better credit ratings throughout 2000. Given that most issuers aren't planning on last year's strong economy repeating itself this year, we believe that this fiscal prudence will continue.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ending
February 28, 2001.

The index used for
comparison is the
Lehman Brothers
Municipal Bond
Index, an unmanaged
index that includes
approximately 8,000
bonds and is com
monly used as a
measure of bond
performance.

It is not possible to
invest directly in an
index. The returns
reflect past results
and should not be
considered indicative
of future performance.

Please note that a
portion of the Fund's
income may be subject
to taxes, and some
investors may be sub
ject to the Alternative
Minimum Tax (AMT).
Also note that capital
gains are taxable.

                               Class A      Class B      Class C        Index
Inception date                 9/13/87      10/3/96       4/1/99           --

Average annual returns with maximum sales charge (POP)
One year                         8.48%        7.76%       10.69%       12.34%
Five years                       4.78%          --           --         6.10%
Ten years                        6.72%          --           --         7.22%
Since inception                    --         5.01%        3.42%          --

Cumulative total returns with maximum sales charge (POP)
Six months                       1.41%        0.85%        3.80%        5.19%
One year                         8.48%        7.76%       10.69%       12.34%
Five years                      26.30%          --           --        34.46%
Ten years                       91.56%          --           --       100.88%
Since inception                    --        24.03%        6.63%          --

SEC 30-day yield as of February 28, 2001
                                 3.91%        3.39%        3.36%          --

Performance figures assume all distributions were reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.50% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Municipal Bond Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Lehman Brothers Municipal Bond Index and is equal to $20,088 as of February 28, 2001. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock New York Tax-Free Income Fund, before sales charge, and is equal to $20,071 as of February 28, 2001. The third line represents the value of the same hypothetical investment made in the John Hancock New York Tax-Free Income Fund, after sales charge, and is equal to $19,167 as of February 28, 2001.

                                    Class B      Class C
Inception date                      10-3-96       4-1-99
Without sales charge                $12,600      $10,773
With maximum sales charge           $12,400      $10,665
Index                               $13,213      $10,985

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of February 28, 2001. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
February 28, 2001
(unaudited).

This schedule has one main category: tax-exempt long-term bonds. The tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of the securities owned by the Fund.

STATE, ISSUER, DESCRIPTION,                                        INTEREST    CREDIT       PAR VALUE
MATURITY DATE                                                          RATE   RATING*  (000s OMITTED)           VALUE
TAX-EXEMPT LONG-TERM BONDS 99.36%                                                                         $56,076,970
(Cost $52,567,463)

New York 85.94%                                                                                           $48,504,332
Albany Municipal Water Finance Auth,
  Wtr & Swr Sys Rev Cap Apprec Ser 2000A, 12-01-22                     Zero      AAA             $540         173,751
Chautauqua TOB Asset Securitization Corp,
  TOB Settlement Rev Asset Backed Bonds, 07-01-40                     6.750%     A+             1,000       1,058,690
Glen Cove Housing Auth,
  Rev Sr Living Facil The Mayfair Proj, 10-01-26                      8.250      BB+            1,000       1,077,340
Islip Community Development Agency,
  Community Dev Rev Ref NY Institute of
  Technology Proj, 03-01-26                                           7.500      AAA            1,500       1,762,245
Long Island Power Auth,
  Elec Sys Rev Cap Apprec, 06-01-27                                    Zero      AAA            1,000         249,860
Metropolitan Transportation Auth,
  Commuter Facil Rev 1987 Serv Contract Ser 3,
  07-01-08                                                            7.375      A3             1,000       1,136,380
  Commuter Facil Rev 1992 Serv Contract Ser N,
  07-01-09                                                            7.125      AA-            1,000       1,061,490
Monroe TOB Asset Securitization Corp,
  TOB Settlement Rev Asset Backed Bonds, 06-01-35                     6.375      A              1,000       1,043,090
New York City Housing Development Corp,
  Multi-Family Mtg Rev FHA Ins Mtg Ln 1993 Ser A,
  10-01-15                                                            6.550      AAA            1,000       1,047,590
New York City Industrial Development Agency,
  Civic Facil Rev Polytechnic Univ Proj, 11-01-30                     6.125      BBB-           1,000       1,038,370
  Rev Brooklyn Navy Yard Cogeneration Partners,
  10-01-28                                                            5.650      BBB-           1,000         922,120
  Rev Ref LaGuardia Assoc LP Proj, 11-01-28                           6.000      BB+              750         646,545
New York City Municipal Water Finance Auth,
  Wtr & Swr Sys Rev Ser 1996A, 06-15-26                               5.375      AAA            1,000       1,008,680
  Wtr & Swr Sys Rev, 06-15-33                                         5.500      AA             1,500       1,542,630
  Wtr & Swr Rev Ref Ser 2000B, 06-15-33                               6.000      AA             1,200       1,299,564
New York City Transitional Finance Auth,
  Rev Future Tax Sec Bond Ser B, 11-15-29                             6.000      AA+            1,000       1,084,000
  Rev Future Tax Sec Bond Ser B, 02-01-17***                          5.500      AA+            1,000       1,047,660
  Rev Future Tax Sec Bond Ser C, 05-01-29                             5.000      AA+            1,000         960,520
New York Local Government Assistance Corp,
  Rev Ref 1993 Ser C, 04-01-17                                        5.500      AA-            1,000       1,070,830
  Rev Ref Cap Apprec Ser 1993 C, 04-01-14                              Zero      AAA            1,100         590,403
New York State Twy Auth,
  Hwy & Bridge Trust Fund Ser 2001A, 04-01-17**                       5.500      AAA              500         524,540
New York State Dormitory Auth,
  Catholic Hlth Servs Rev Ser 2000A, 07-01-30                         6.000      A-             1,000       1,050,140
  City Univ Rev Iss Ser U Unref Bal, 07-01-08                         6.375      BBB              210         220,590
  Concord Nursing Home Inc Rev, 07-01-29                              6.500      A1               500         542,930
  Genessee Valley Presbyterian Nursing Center
  FHA-Ins Mtg Rev Ser 1992B, 08-01-16                                 6.850      AA               235         245,105
  KMH Homes Inc FHA-Ins Mtg Rev Ser 1991,
  08-01-31                                                            6.950      AA             1,185       1,224,105
  Lease Rev State Univ Dorm Facil Ser A, 07-01-30                     6.000      AA-            1,000       1,075,400
  Miriam Osborn Mem Home Rev Ser B, 07-01-25                          6.875      A                750         821,655
  Nyack Hosp Rev Ser 1996, 07-01-13                                   6.250      Ba1              500         506,075
  St. Luke's-Roosevelt Hospital Center Rev Ser 2000B,
  08-15-40                                                             Zero      AAA            3,000         271,890
  State Univ Ed Facil Rev Ser 1993A, 05-15-15                         5.250      AAA            1,000       1,059,680
  State Univ Ed Facil Rev Ser 1993A, 05-15-19                         5.500      AA-            2,000       2,130,860
  Univ of Rochester Rev Ser 1987 Unref Bal, 07-01-09                  6.500      A+                20          20,150
  Univ of Rochester Ser 2000A, Step Coupon
  (6.05%, 07-01-10), 07-01-25                                          Zero      AAA            1,000         622,860
New York State Environmental Facil Corp,
  State Wtr Poll Control Rev Rites-PA 174, 06-15-11                  12.170#     AAA              500         705,625
  State Wtr Poll Control Revolving Fund Rev
  Ser 1991E Unref Bal, 06-15-10                                       6.875      AAA               40          41,182
New York State Housing Finance Agency,
  Ins Multi-Family Mtg Hsg 1992 Ser C, 08-15-14                       6.450      AAA              500         519,430
  Ins Multi-Family Mtg Hsg 1994 Ser B, 08-15-14                       6.250      AAA              735         782,069
  Ins Multi-Family Mtg Hsg 1994 Ser C, 08-15-14                       6.450      Aa1            1,000       1,056,280
New York State Medical Care Facilities Finance Agency,
  Hosp & Nursing Home Ins Mtg Rev 1992 Ser B
  Preref, 02-15-32                                                    6.950      AA               170         179,068
  Hosp & Nursing Home Ins Mtg Rev 1992 Ser B
  Unref Bal, 02-15-32                                                 6.950      AA               830         861,042
  Mental Hlth Serv Facil Imp Rev 1991 Ser A
  Unref Bal, 08-15-11                                                 7.750      AA-               20          20,400
  Mental Hlth Serv Facil Imp Rev 1991 Ser B Preref,
  08-15-17                                                            7.625      AA-               80          83,154
  Mental Hlth Serv Facil Imp Rev 1991 Ser B Unref
  Bal, 08-15-17                                                       7.625      AA-              165         171,504
  Mental Hlth Serv Facil Imp Rev 1991 Ser C Unref Bal,
  02-15-21                                                            7.300      A3                35          36,306
  Rev Mental Hlth 1994 Ser E Unref Bal, 08-15-19                      6.250      AAA               30          31,704
New York State Mortgage Agency,
  Homeowner Mtg Rev Ser 27, 04-01-15                                  6.900      Aa1            1,175       1,223,951
  Homeowner Mtg Rev Ser 28, 10-01-23                                  7.050      Aa1              260         268,117
  Homeowner Mtg Rev Ser 57, 10-01-17                                  6.300      Aa1              500         535,495
  Homeowner Mtg Rev Ser 94, 10-01-30                                  5.900      Aa1              500         513,050
New York State Power Auth,
  Gen Purpose Ser W, 01-01-08                                         6.500      AAA              250         280,385
New York, City of,
  GO Fiscal 1991 Ser B, 06-01-07                                      8.250      A                200         243,820
  GO Fiscal 1991 Ser D Preref, 08-01-04                               8.000      A                245         253,462
  GO Fiscal 1991 Ser D Unref Bal, 08-01-04                            8.000      A                  5           5,166
  GO Fiscal 1991 Ser F Preref, 11-15-03                               8.200      AAA              230         241,296
  GO Fiscal 1991 Ser F Unref Bal, 11-15-03                            8.200      A                 20          20,939
  GO Fiscal 1992 Ser A Preref, 08-15-12                               7.750      A                  5           5,176
  GO Fiscal 1992 Ser B Preref, 10-01-13                               7.000      A                 10          10,697
  GO Fiscal 1992 Ser C Preref, 08-01-21                               7.500      A                 20          21,433
  GO Fiscal 1992 Ser H Unref Bal, 02-01-22                            7.000      A                 25          26,102
New York, State of,
  GO Environmental Quality Fiscal 1994, 12-01-14                      6.500      AA             1,000       1,117,760
Port Auth of New York and New Jersey,
  Spec Proj KIAC Partners Proj Ser 4, 10-01-19                        6.750      BBB            2,000       2,032,420
Suffolk County Industrial Development Agency,
  Continuing Care Retirement Rev Peconic Landing
  Ser 2000A, 10-01-30                                                 8.000      BB+              500         497,415
Triborough Bridge & Tunnel Auth,
  Gen Purpose Rev Ser 1993, 01-01-21                                   Zero      AAA            1,500         531,285
Trust for Cultural Resources of the City of New York,
  Museum of American Folk Art Rev, 07-01-30                           6.125      A                750         768,690
Ulster TOB Asset Securitization Corp,
  TOB Settlement Rev Asset Backed Bonds, 06-01-40                     6.000      A1             1,000       1,012,050
  TOB Settlement Rev Asset Backed Bonds, 06-01-40                      Zero      A1             1,000         556,270
Upper Mohawk Valley Regional Water Finance Auth,
  Wtr Sys Rev Cap Apprec, 04-01-22                                     Zero      Aaa            2,230         735,298
Westchester County Healthcare Corp,
  Rev Ref Sr Lien Ser 2000A, 11-01-30                                 6.000      A              1,150       1,196,092
Yonkers Industrial Development Agency,
  Civic Facil Rev Ser 2001B St Johns Riverside Hosp,
  07-01-31                                                            7.125      BBB-             780         778,931
  Civic Facil Rev Ser 2001A Community Development
  Properties, 02-01-26                                                6.625      BBB-           1,000       1,003,530

Puerto Rico 10.67%                                                                                          6,022,068
Puerto Rico Aqueduct and Sewer Auth,
  Ref Pars & Inflos Ser 1995 Gtd by the
  Commonwealth of Puerto Rico, 07-01-11                               7.370#     AAA            2,000       2,597,500
Puerto Rico Highway & Transportation Auth,
  Trans Rev Ser B, 07-01-26                                           6.000      A              1,000       1,050,180
Puerto Rico Public Building Auth,
  Rev Gtd Govt Facil Ser A, 07-01-12                                  6.250      AAA            1,110       1,308,068
Puerto Rico, Commonwealth of,
  GO Cap Apprec Ref Pub Imp Ser 1998, 07-01-14                         Zero      A              2,000       1,066,320

Virgin Islands 2.75%                                                                                        1,550,570
Virgin Islands Pub Fin Auth Rev,
  Rcpts Taxes Ln Ser A, 10-01-24                                      6.500      BBB-             535         572,600
Virgin Islands Public Finance Auth,
  Rev Sub Lien Fund Ln Notes Ser 1998E, 10-01-18                      5.875      BB+            1,000         977,970

TOTAL INVESTMENTS 99.36%                                                                                  $56,076,970

OTHER ASSETS AND LIABILITIES, NET 0.64%                                                                      $358,781

TOTAL NET ASSETS 100.00%                                                                                  $56,435,751

  * Credit ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investors Service, Fitch or John Hancock Advisors,
    Inc., where Standard & Poor's ratings are not available.

 ** This security having an aggregate value of $524,540 or 0.93% of the Fund's net asset value, has been purchased as a forward commitment -- that is, the Fund has agreed on trade date to take delivery of and to make payment for this security on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of such security is fixed at trade date, although the Fund does not earn any interest on such security until settlement date. The Fund has instructed its custodian bank to segregate assets with a current value at least equal to the amount of the forward commitment. Accordingly, the market value of $545,475 of Puerto Rico Aqueduct and Sewer Auth., 7.370%, 07-01-11, has been segregated to cover the forward commitment.

*** This security having an aggregate value of $1,047,660 or 1.86% of the Fund's net assets, has been purchased on a when-issued basis. The purchase price and the interest rate of this security is fixed at trade date, although the Fund does not earn any interest on this security until settlement date. The Fund has instructed its custodian bank to segregate assets with a current value at least equal to the amount of its when issued commitment. Accordingly, the market value of $1,168,875 of Puerto Rico Aqueduct and Sewer Auth., 7.370%, 07-01-11, has been segregated to cover the when issued commitment.

  # Represents rate in effect on February 28, 2001.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.




PORTFOLIO
CONCENTRATION

For the period ending
February 28, 2001
(unaudited).

This table shows
the percentages
of the Fund's
investments
aggregated
by various
industries.

                                                       VALUE AS A PERCENTAGE
INDUSTRY DISTRIBUTION                                   OF FUND'S NET ASSETS

General Obligation                                                     7.66%
Revenue Bonds -- Authority                                             6.53
Revenue Bonds -- Combined                                              7.20
Revenue Bonds -- Education                                            14.05
Revenue Bonds -- Electric                                              4.54
Revenue Bonds -- Environment                                           1.25
Revenue Bonds -- General Purpose                                       1.70
Revenue Bonds -- Health                                               11.87
Revenue Bonds -- Highway                                               1.86
Revenue Bonds -- Housing                                              11.54
Revenue Bonds -- Industrial Development                                6.82
Revenue Bonds -- Industrial Revenue                                    0.96
Revenue Bonds -- Other                                                 7.59
Revenue Bonds -- Recreational Facility                                 1.36
Revenue Bonds -- Single Family                                         0.91
Revenue Bonds -- Transportation                                        5.77
Revenue Bonds -- Various Purpose                                       1.85
Revenue Bonds -- Water & Sewer                                         5.90

Total tax-exempt long-term bonds                                      99.36%

See notes to
financial statements.



FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

February 28, 2001
(unaudited).

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the
net asset value
and the
maximum
offering price
per share.

ASSETS
Investments at value (cost $52,567,463)                           $56,076,970
Cash                                                                1,186,866
Receivable for shares sold                                             25,937
Interest receivable                                                   784,610
Other assets                                                            5,640

Total assets                                                       58,080,023

LIABILITIES
Payable for investments purchased                                   1,570,543
Dividends payable                                                       4,377
Payable to affiliates                                                  23,042
Other payables and accrued expenses                                    46,310

Total liabilities                                                   1,644,272

NET ASSETS
Capital paid-in                                                    53,424,225
Accumulated net realized loss on investments
  and financial futures contracts                                    (517,415)
Net unrealized appreciation of investments                          3,509,507
Undistributed net investment income                                    19,434

Net assets                                                        $56,435,751

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($44,964,491 [DIV] 3,670,650 shares)                           $12.25
Class B ($11,213,370 [DIV] 915,397 shares)                             $12.25
Class C ($257,890 [DIV] 21,053 shares)                                 $12.25

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($12.25 [DIV] 95.5%)                                         $12.83
Class C ($12.25 [DIV] 99.0%)                                           $12.37

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
February 28, 2001
(unaudited).

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund. It also
shows net gains
(losses) for the
period stated.

INVESTMENT INCOME
Interest                                                           $1,543,426

Total investment income                                             1,543,426

EXPENSES
Investment management fee                                             131,928
Class A distribution and service fee                                   64,804
Class B distribution and service fee                                   46,908
Class C distribution and service fee                                      934
Custodian fee                                                          32,127
Transfer agent fee                                                     26,799
Auditing fee                                                            9,573
Printing                                                                5,859
Registration and filing fees                                            5,225
Accounting and legal services fee                                       5,162
Trustees' fees                                                          1,560
Miscellaneous                                                           1,073
Legal fees                                                                362
Interest expense                                                          226

Total expenses                                                        332,540
Less expense reductions                                               (64,989)

Net expenses                                                          267,551

Net investment income                                               1,275,875

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from investments                                    453,273
Change in unrealized appreciation (depreciation)
  on investments                                                    1,462,471

Net realized and unrealized gain                                    1,915,744

Increase in net assets from operations                             $3,191,619

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement of
Changes in Net
Assets shows how
the value of the
Fund's net assets
has changed since
the end of the pre
vious period. The
difference reflects
earnings less
expenses, any
investment gains
and losses,
distributions
and any increase
or decrease in
money sharehold
ers invested in
the Fund.

                                                      YEAR           PERIOD
                                                     ENDED            ENDED
                                                   8-31-00          2-28-01 1

INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                           $2,746,615       $1,275,875
Net realized gain (loss)                          (742,990)         453,273
Change in net unrealized
  appreciation (depreciation)                      859,047        1,462,471

Increase in net assets
  resulting from operations                      2,862,672        3,191,619

Distributions to shareholders
From net investment income
Class A                                         (2,361,927)      (1,072,823)
Class B                                           (381,387)        (199,096)
Class C                                             (3,316)          (3,956)
                                                (2,746,630)      (1,275,875)

From fund share transactions                    (5,025,493)       2,680,112

NET ASSETS
Beginning of period                             56,749,346       51,839,895

End of period 2                                $51,839,895      $56,435,751

1 Semiannual period from 9-1-00 through 2-28-01. Unaudited.

2 Includes undistributed net investment income of $19,434 and $19,434, respectively.

See notes to financial statements.


FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                 8-31-96     8-31-97     8-31-98     8-31-99     8-31-00     2-28-01 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                         $11.88      $11.83      $12.25      $12.62      $11.76      $11.82
Net investment income                           0.66        0.67        0.66 2      0.63 2      0.61 2      0.30 2
Net realized and unrealized
  gain (loss) on investments                   (0.05)       0.42        0.37       (0.75)       0.06        0.43

Total from investment operations                0.61        1.09        1.03       (0.12)       0.67        0.73

Distributions to shareholders
From net investment income                     (0.66)      (0.67)      (0.66)      (0.63)      (0.61)      (0.30)
From realized gain                                --          --          --       (0.11)         --          --
In excess of realized gain                        --          --          --          -- 3        --          --
                                               (0.66)      (0.67)      (0.66)      (0.74)      (0.61)      (0.30)
Net asset value, end of period                $11.83      $12.25      $12.62      $11.76      $11.82      $12.25

Total return 4,5 (%)                            5.21        9.48        8.64       (1.08)       5.95        6.22 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                  $56         $54         $52         $48         $43         $45
Ratio of expenses
  to average net assets (%)                     0.70        0.70        0.70        0.70        0.77        0.89 7
Ratio of adjusted expenses
  to average net assets 8 (%)                   1.14        1.11        1.10        1.08        1.13        1.14 7
Ratio of net investment income
  to average net assets (%)                     5.51        5.61        5.26        5.06        5.28        4.97 7
Portfolio turnover (%)                            76          46          46          58          63          33

See notes to
financial statements.


FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                 8-31-97 9   8-31-98     8-31-99     8-31-00     2-28-01 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                         $11.99      $12.25      $12.62      $11.76      $11.82
Net investment income                           0.54        0.57 2      0.54 2      0.53 2      0.25 2
Net realized and unrealized
  gain (loss) on investments                    0.26        0.37       (0.75)       0.06        0.43

Total from investment operations                0.80        0.94       (0.21)       0.59        0.68

Distributions to shareholders
From net investment income                     (0.54)      (0.57)      (0.54)      (0.53)      (0.25)
From realized gain                                --          --       (0.11)         --          --
In excess of realized gain                        --          --          -- 3        --          --
                                               (0.54)      (0.57)      (0.65)      (0.53)      (0.25)
Net asset value, end of period                $12.25      $12.62      $11.76      $11.82      $12.25

Total return 4,5 (%)                            6.82 6      7.88       (1.77)       5.21        5.85 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                   $2          $6          $8          $8         $11
Ratio of expenses
  to average net assets (%)                     1.40 7      1.40        1.40        1.47        1.59 7
Ratio of adjusted expenses
  to average net assets 8 (%)                   1.81 7      1.80        1.78        1.83        1.84 7
Ratio of net investment income
  to average net assets (%)                     4.79 7      4.56        4.36        4.58        4.24 7
Portfolio turnover (%)                            46          46          58          63          33

See notes to
financial statements.


FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                 8-31-99 9   8-31-00     2-28-01 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                         $12.39      $11.76      $11.82
Net investment income 2                         0.22        0.53        0.25
Net realized and unrealized
  gain (loss) on investments                   (0.63)       0.06        0.43

Total from investment operations               (0.41)       0.59        0.68

Distributions to shareholders
From net investment income                     (0.22)      (0.53)      (0.25)

Net asset value, end of period                $11.76      $11.82      $12.25

Total return 4,5 (%)                           (3.24)       5.21        5.85 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                   -- 10       -- 10       -- 10
Ratio of expenses
  to average net assets (%)                     1.40 7      1.47        1.59 7
Ratio of adjusted expenses
  to average net assets 8 (%)                   1.78 7      1.83        1.84 7
Ratio of net investment income
  to average net assets (%)                     4.23 7      4.58        4.24 7
Portfolio turnover (%)                            58          63          33

 1 Semiannual period from 9-1-00 through 2-28-01. Unaudited.

 2 Based on the average of the shares outstanding at the end of each month.

 3 Less than $0.01 per share.

 4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

 5 The total returns would have been lower had certain expenses not been reduced during the periods shown.

 6 Not annualized.

 7 Annualized.

 8 Does not take into consideration expense reductions during the periods shown.

 9 Class B and Class C shares began operations on October 3, 1996 and
   April 1, 1999, respectively.

10 Less than $500,000.

See notes to
financial statements.




NOTES TO
STATEMENTS

Unaudited.

NOTE A
Accounting policies

John Hancock New York Tax-Free Fund (the "Fund") is a diversified series of John Hancock Tax-Exempt Fund, an open-end management investment company, registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide as high a level of current income exempt from both federal income taxes and New York personal income taxes as is consistent with preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the Fund at a future date, usually beyond customary settlement date.

Premium and discount on securities

The Fund amortizes the amount paid in excess of par value on securities purchased from either the date of purchase or date of issue to date of sale, maturity or to next call date, if applicable. The Fund accretes original issue discount from par value on securities purchased from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code. The Fund records market discount on bonds purchased after April 30, 1993 at time of disposition.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The average daily loan balance during the period for which loans were outstanding amounted to $1,308,000, and the weighted average interest rate was 6.3125%. Interest expense includes $226 paid under the line of credit. There was no outstanding borrowing under the line of credit on February 28, 2001.

Federal income taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $763,997 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized gains. To the extent that such carryforwards are used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforward expires August 31, 2008.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis.

The Fund records all dividend distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% the first $250,000,000 of the Fund's average daily net asset value, (b) 0.45% of the next $250,000,000, (c) 0.425% of the next
$500,000,000 and (d) 0.40% of the next $250,000,000 and (e) 0.30% of the
Fund's average daily net asset value in excess of $1,250,000,000.

The Adviser had agreed to limit the Fund's expenses to 0.80%, 1.50% and 1.50% of the Fund's average net assets attributable to Class A, Class B and Class C, respectively. Accordingly, the expense reduction amounted to $48,866 for the period ended February 28, 2001. This limitation was terminated on December 31, 2000.

The Fund has an agreement with its custodian bank under which custodian fees are reduced by balance credits applied during the period. Accordingly, the custody expense reduction amounted to $16,123, or 0.03% of the Fund's average net asset, for the period ended February 28, 2001. If the Fund had not entered into this agreement the assets not invested, on which these balance credits were earned, could have produced taxable income.

The Fund has Distribution Plans with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended February 28, 2001, JH Funds received net up-front sales charges of $31,168 with regard to sales of Class A shares. Of this amount, $2,560 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $13,465 was paid as sales commissions to unrelated broker-dealers and $15,143 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended February 28, 2001, JH Funds received net up-front sales charges of $892 with regard to sales of Class C shares, all of which was paid as sales commissions to unrelated broker-dealers.

Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares which are redeemed within one year of purchase will be subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. For the period ended February 28, 2001, CDSCs received by JH Funds amounted to $13,509 for Class B shares and $3,406 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays monthly transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of less than 0.02% of the average net assets of the Fund.

Mr. Stephen L. Brown and Ms. Maureen R. Ford are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Investment
transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 28, 2001, aggregated $20,486,446 and $17,594,949, respectively.

The cost of investments owned at February 28, 2001 (including short-term investments) for federal income tax purposes was $52,567,463. Gross unrealized appreciation and depreciation of investments aggregated $3,597,583 and $88,076, respectively, resulting in net unrealized appreciation of $3,509,507.

NOTE D
Fund share transactions

The listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                    YEAR ENDED 8-31-00                PERIOD ENDED 2-28-01 1
                              SHARES            AMOUNT            SHARES            AMOUNT
CLASS A SHARES
Sold                         620,896        $7,102,679           400,828        $4,837,462
Distributions
reinvested                   144,258         1,656,524            62,510           749,963
Repurchased               (1,183,467)      (13,568,642)         (472,088)       (5,679,871)

Net decrease                (418,313)      ($4,809,439)           (8,750)         ($92,446)

CLASS B SHARES
Sold                         392,244        $4,485,400           262,791        $3,155,089
Distributions
reinvested                    15,325           176,162             7,148            85,977
Repurchased                 (431,377)       (4,905,225)          (49,783)         (596,676)

Net increase
(decrease)                   (23,808)        ($243,663)          220,156        $2,644,390

CLASS C SHARES
Sold                          27,403          $317,193            15,946          $191,192
Distributions
reinvested                       154             1,769               135             1,633
Repurchased                  (25,206)         (291,353)           (5,393)          (64,657)

Net increase                   2,351           $27,609            10,688          $128,168

NET INCREASE (DECREASE)     (439,770)      ($5,025,493)          222,094        $2,680,112

1 Semiannual period from 9-1-00 through 2-28-01. Unaudited.




FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz*
Stephen L. Brown
Richard P. Chapman, Jr.
William J. Cosgrove*
Richard A. Farrell*
Maureen R. Ford
Gail D. Fosler
William F. Glavin
Dr. John A. Moore
Patti McGill Peterson
John W. Pratt*
*Members of the Audit Committee

OFFICERS
Stephen L. Brown
Chairman
Maureen R. Ford
Vice Chairman, President and Chief Executive Officer
William L. Braman
Executive Vice President
and Chief Investment Officer
Richard A. Brown
Senior Vice President and Chief Financial Officer
Susan S. Newton
Senior Vice President and Secretary
James J. Stokowski
Vice President and Treasurer
Thomas H. Connors
Vice President and Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By Regular Mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By Express Mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer Service Representatives  1-800-225-5291

24-hour Automated Information     1-800-338-8080

TDD Line                          1-800-544-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

101 Huntington Avenue
Boston, MA 02199-7603

1-800-225-5291
1-800-544-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com


This report is for the information of the shareholders of the John Hancock New York Tax-Free Income Fund. It is not authorized for distribution to prospective investors unless it is preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

760SA  2/01
       4/01






John Hancock
Massachusetts
Tax-Free
Income Fund

SEMI
ANNUAL
REPORT

2.28.01

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Vice Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of Contents

Your fund
at a glance
page 1

Managers' report
page 2

Fund's investments
page 8

Financial statements
page 13

For your information
page 25

Dear Fellow Shareholders,

The stock market brought investors back to earth in 2000 after a run of nine consecutive years of positive stock-market results. The first two months of 2001 have been equally sobering. Investors have grown increasingly worried about the slowing economy and declining corporate earnings. High-priced growth stocks have been the hardest hit. Technology stocks, which got pounded in 2000, went into another free fall in February, sending the NASDAQ Composite Index down 54% by the end of February from its near high a year ago. While the broad stock market has remained volatile, and in negative territory year-to-date, bonds have done well in response to falling interest rates.

The year 2001 finds us with lingering uncertainties, a new U.S.
president and new possibilities. Questions remain about how successful the Federal Reserve will be in preventing a recession. Even though the Fed remains a key force impacting financial markets, we are also watching Washington, D.C. as President George W. Bush attempts to enact tax cuts.

As always, we will continue to update you on these developments and anything that specifically relates to your fund and its performance. In fact, this newly designed shareholder report is our latest offering in that regard, and is part of our ongoing effort to better serve our shareholders.

Based on your feedback, we set out to create a more inviting report that you could easily navigate and that would provide you with more information on your fund. In addition to the new overall look, there are several prominent changes, including a table of contents, additional charts and a new summary page opposite this one. The most obvious difference is the report's size. By changing it to a standard mailing format we hope to deliver it to you in an even more timely fashion.

These twice-yearly shareholder reports are your best way to better understand your fund and what has been driving its performance. We encourage you to read them, and hope that our new and improved version will make the task easier and more meaningful.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Vice Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks
a high level of
current income
exempt from
federal and
Massachusetts
personal income
taxes, consistent
with preservation
of capital.


Over the last six months

* Falling interest rates pushed bond prices higher.

* Municipal bonds reaped the benefits of strong demand and limited supply.

* Massachusetts' hospital sector recovered.


[Bar chart with heading "John Hancock Massachusetts Tax-Free Income Fund." Under the heading is a note that reads "Fund performance for the six months ended February 28, 2001." The chart is scaled in increments of 2% with 0% at the bottom and 6% at the top. The first bar represents the 5.36% total return for Class A. The second bar represents the 4.99% total return for Class B. The third bar represents the 4.99% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]


Top 10 holdings

5.1%   Route 3 North Transit Impr. Assoc., 6-15-29, 5.375%
4.6%   Massachusetts Turnpike Authority, 1-1-23, 5.125%
3.8%   Massachusetts Industrial Finance Agency, 12-1-20, 6.750%
3.3%   Massachusetts Health and Ed. Fac. Auth., 10-1-26, 5.000%
3.2%   Puerto Rico Aqueduct and Sewer Auth., 7-1-11, 7.370%
2.7%   Massachusetts Bay Transportation Auth., 3-1-22, 5.000%
2.6%   Massachusetts Housing Finance Agency, 11-15-11, 6.875%
2.6%   Brockton, City of, 6-15-18, 6.125%
2.4%   Massachusetts Dev. Finance Agency, 5-15-59, 5.450%
2.3%   Massachusetts Industrial Finance Agency, 7-1-5, 6.300%

As a percentage of net assets on February 28, 2001.




BY DIANNE SALES, CFA, BARRY H. EVANS, CFA, AND FRANK A. LUCIBELLA, CFA, PORTFOLIO MANAGERS

John Hancock
Massachusetts Tax-Free Income Fund

MANAGERS'
REPORT

Fixed-income investors had reason to cheer over the last six months. Bond prices jumped higher at the end of last year as investors became more certain that the Federal Reserve was done raising interest rates and would eventually have to cut them early in 2001 to boost the sagging U.S. economy. That belief came to fruition with the Fed lowering interest rates two times in the first two months of this year.

Municipal bonds have been one of the bright spots in the bond market's comeback. Thanks to disciplined fiscal policy and healthy tax receipts, many state and local governments have cut back sharply on their bond issuance over the last several years. With states issuing, on average, about 20% less debt last year, supply hasn't been able to keep pace with demand -- especially as investors have tried to diversify out of the flagging stock market. This supply/demand imbalance has fueled a strong rally in municipal bonds.

"Municipal bonds have
 been one of the bright
 spots in the bond
 market's comeback."

A LOOK AT PERFORMANCE

For the six months ended February 28, 2001, John Hancock Massachusetts Tax-Free Income Fund's Class A, Class B and Class C shares returned 5.36%, 4.99% and 4.99%, respectively, at net asset value. By comparison, the average Massachusetts municipal bond fund returned 5.02% for the same period, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

[A photo of Team Leader Dianne Sales flush right next to first paragraph.]

Increasing the Fund's interest-rate sensitivity boosted our performance in this falling-rate environment. For much of 2000, we positioned the Fund defensively with a shorter duration in anticipation of further rate increases. Duration measures the Fund's sensitivity to interest-rate changes. With a shorter duration, the Fund's net asset value was less sensitive to changes in interest rates. In the second half of the year, we gradually started to lengthen our duration, thereby increasing the Fund's sensitivity. This more aggressive interest-rate posture paid off as the Fed cut rates early in 2001.

Our strong holdings in hospital bonds also buoyed performance as the sector rebounded from its historically low levels. The Fund's lack of industrial revenue bonds also paid off. With concerns about a slowing economy, industrial revenue bonds were hit hard. Our minimal exposure to this sector definitely helped our relative performance.

"Increasing the Fund's
 interest-rate sensitivity
 boosted our performance
 in this falling-rate
 environment."

STAYING THE COURSE

While our strategy of owning lower-quality holdings did put a damper on our total return performance, we stayed the course and now our shareholders are starting to reap the benefits of our consistency. With credit spreads at their widest levels in more than 10 years and the Fed lowering rates, we firmly believe that spreads will begin to narrow. When they do, we should see lower-grade credits start to outperform. In fact, we've already seen this trend start to take hold in the last few months. With yields falling and confidence mounting that the Fed's rate cuts will spur the economy, investors have started to search out lower-grade credits. We're starting to see a two-tiered market develop, as investors distinguish between the good lower-quality credits and the bad. Since most of our lower-quality credits are in the top tier, we're starting to see positive performance from these holdings. Because we're confident that this trend will continue for the remainder of year, we anticipate that our lower-quality holdings will return to their role as a major contributor to performance.

[Table at top left-hand side of page entitled "Top five sectors." The first listing is Education 20%, the second is Transportation 13%, the third Highway 10%, the fourth Health 10%, and the fifth Industrial revenue 8%.

In addition to holding our lower-quality credits, we've continued to focus on adding call protection to the portfolio -- a strategy that has also started to pay dividends. Call protection guards against a bond being redeemed by its issuer for a certain period of time. Good call protection is important in periods when interest rates are falling because issuers often try to refinance their bonds at lower interest rates. If a bond gets "called," investors are forced to reinvest their money in bonds with lower yields. With interest rates now falling, the Fund's strong call protection will serve to protect shareholders' strong yield income.

[Pie chart at bottom of page with heading "Types of investments in the Fund As of February 28, 2001." The chart is divided into three sections (from top to left): Municipal bonds 91%, General obligation bonds 7% and Short-term investments 2%.]

MASSACHUSETTS MARKET

We're positive about the outlook for Massachusetts. Economic growth continues to be strong in the state, albeit somewhat slower. We've also seen a recovery in the hospital sector, which plays a big role in the state's economy. We will continue to keep a close eye on this sector, given its overall importance. We will also monitor the tax-cut package passed last November. While tax cuts typically aren't good news for municipal bonds, we don't believe this particular package will have a dramatic effect on the Massachusetts market. That's because it will be phased in over the next five years, but only if the state is able to maintain a balanced budget. Lastly, it looks like the state will experience a change in leadership as a new governor takes the helm. We will watch closely to see how well the new governor and the legislature will work together to balance the budget.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Hospital bonds followed by an up arrow with the phrase "Rebounded from low levels." The second listing is High-grade bonds followed by an up arrow with the phrase "Healthy tax receipts/balanced budget." The third listing is Lower-grade credits followed by a down arrow with the phrase "Concerns about a slowing economy."]

OUTLOOK

As for the overall municipal bond market, we believe the outlook is bright, despite the proposed national tax cut and the possibility of increased municipal bond supply. Although the politicians in Washington are still in the process of negotiating a national tax cut, we believe the negative impact of the tax cut has already been priced into the muni market. In fact, to the extent that the proposed tax cut is directed away from higher tax brackets to lower ones as it passes through the Senate, there's a chance that we could see municipal bonds rally.

"Economic growth continues
 to be strong in the state,
 albeit somewhat slower."

On the supply/demand front, there's no doubt that we'll see heavier municipal bond issuance in 2001 as interest rates continue to fall. Although the influx of new supply may put some temporary pressure on prices, we don't expect a deluge of new issuance to permanently impact the market. That's because many bonds were refinanced during the last downward cycle in rates and the cost savings simply aren't as large this time around. In our view, any increase in supply should be seen as an opportunity to add attractive credits to the portfolio.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ending
February 28, 2001.

The index used for
comparison is the
Lehman Brothers
Municipal Bond
Index, an unmanaged
index that includes
approximately 8,000
bonds and is com
monly used as a
measure of bond
performance.

It is not possible to
invest directly in an
index. The returns
reflect past results and
should not be considered
indicative of
future performance.

Please note that a
portion of the Fund's
income may be subject
to taxes, and some
investors may be subject
to the Alternative
Minimum Tax (AMT).
Also note that capital
gains are taxable.

                               Class A      Class B      Class C        Index
Inception date                  9-3-87      10-3-96       4-1-99           --

Average annual returns with maximum sales charge (POP)
One year                         7.00%        6.29%        9.14%       12.34%
Five years                       4.80%          --           --         6.10%
Ten years                        6.58%          --           --         7.22%
Since inception                    --         4.96%        2.63%          --

Cumulative total returns with maximum sales charge (POP)
Six months                       0.58%       -0.01%        2.95%        5.19%
One year                         7.00%        6.29%        9.14%       12.34%
Five years                      26.40%          --           --        34.46%
Ten years                       89.20%          --           --       100.88%
Since inception                    --        23.79%        5.10%          --

SEC 30-day yield as of February 28, 2001
                                 4.13%        3.62%        3.57%          --

Performance figures assume all distributions were reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.50% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Municipal Bond Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Lehman Brothers Municipal Bond Index and is equal to $20,088 as of February 28, 2001. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Massachusetts Tax-Free Income Fund, before sales charge, and is equal to $19,810 as of February 28, 2001. The third line represents the value of the same hypothetical investment made in the John Hancock Massachusetts Tax-Free Income Fund, after sales charge, and is equal to $18,919 as of February 28, 2001.

                                   Class B*      Class C
Inception date                      10-3-96       4-1-99
Without sales charge                $12,580      $10,617
With maximum sales charge           $12,380      $10,511
Index                               $13,213      $10,985

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of February 28, 2001. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

*No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
February 28, 2001
(unaudited).

This schedule is divided into two main categories: tax-exempt long-term bonds and short-term investments. Tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of the securities owned by the Fund. Short-term investments, which represent the Fund's cash position, are listed last.

STATE, ISSUER, DESCRIPTION,                              INTEREST     CREDIT       PAR VALUE
MATURITY DATE                                                RATE     RATING*  (000s OMITTED)     VALUE
TAX-EXEMPT LONG-TERM BONDS 98.77%                                                            $80,748,746
(Cost $77,679,455)

Massachusetts  91.36%                                                                         74,693,316
Boston City Industrial Development Financing Auth,
  Sewage Facil Rev 1991 Harbor Elec Energy Co Proj,
  05-15-15                                                  7.375%        BBB          $250      256,315
Boston Water and Sewer Commission,
  Gen Rev 1991 Sr Ser A, 11-01-18                           7.000         AAA           500      521,800
  Gen Rev 1992 Sr Ser A, 11-01-13                           5.750         AA-           500      549,880
Brockton, City of,
  State Qualified Municipal Purpose Ln of 1993,
  06-15-18                                                  6.125         A           2,000    2,086,900
Holyoke, City of,
  GO School Proj Ln Act of 1948, 08-01-09                   7.650         AA          1,000    1,037,350
Massachusetts Bay Transportation Auth,
  Gen Trans Rev Ser 1997D MBIA IBC, 03-01-27                5.000         AAA         1,000      961,870
  Gen Trans Sys Rev Ref Ser 1994A, 03-01-14                 7.000         AA          1,000    1,213,250
  Gen Trans Sys Rev Ser 1997D, 03-01-22                     5.000         AA          2,250    2,173,365
  Rev Assessment Ser 2000A, 07-01-30                        5.250         AAA         1,000    1,002,860
Massachusetts, Commonwealth of,
  GO Consol Ln Ser 1998C, 08-01-18                           Zero         AA-         1,000      404,660
Massachusetts Development Finance Agency,
  Concord-Assabet Family Servs Rev Ref, 11-01-28            6.000         Caa3        1,000      731,830
  Rev Boston Univ Ser 1999P, 05-15-59                       5.450         BBB+        2,000    1,958,480
  Rev Lasell Village Proj Ser 1998A, 12-01-25               6.375         BBB-        1,000      859,260
  Rev GNMA Coll VOA Concord Ser 2000A, 10-20-41             6.900         AAA         1,000    1,147,700
  Rev YMCA Greater Boston Iss, 11-01-19                     5.350         BBB+        1,000      960,010
  Rev YMCA Greater Boston Iss, 11-01-28                     5.450         BBB+        1,000      953,550
Massachusetts Educational Financing Auth,
  Ed Ln Rev Iss D Ser 1991A, 01-01-09                       7.250         AAA           280      288,030
Massachusetts Health and Educational Facilities Auth,
  Rev Bentley College Iss Ser H, 07-01-12                   6.875         AAA           250      257,885
  Rev Boston College Iss Ser J Preref, 07-01-21             6.625         AAA           965      994,442
  Rev Boston College Iss Ser J Unref Bal, 07-01-21          6.625         AAA            35       36,014
  Rev Charlton Memorial Hosp Iss Ser B, 07-01-13            7.250         A           1,000    1,032,180
  Rev Community Colleges Prog Iss Ser A, 10-01-22           6.600         AAA           250      266,840
  Rev Dana-Farber Cancer Institute Ser G-1, 12-01-22        6.250         A             500      517,455
  Rev Harvard Univ Iss Ser W, 07-01-35                      6.000         AAA         1,000    1,091,800
  Rev Lowell Gen Hosp Iss Ser A, 06-01-11                   8.400         A3            600      619,242
  Rev Melrose-Wakefield Hosp Iss Ser B, 07-01-06            6.350         AAA           500      528,375
  Rev New England Baptist Hosp Iss Ser B, 07-01-17          7.350         AAA           250      258,245
  Rev Northeastern Univ Iss Ser E, 10-01-22                 6.550         AAA         1,000    1,060,880
  Rev Ref Boston College Iss Ser L, 06-01-31                4.750         AA-         1,000      904,110
  Rev Ref Brandeis Univ Iss Ser J, 10-01-26                 5.000         Aaa         2,750    2,661,202
  Rev Ref Harvard Pilgrim Health Ser A, 07-01-18            5.000         AAA         1,000      982,750
  Rev Ref Worcester Polytechnic Institute Iss Ser E,
  09-01-17                                                  6.625         AAA           250      266,125
  Rev Simmons College Ser 2000D, 10-01-29                   6.150         AAA         1,000    1,095,350
  Rev South Shore Hosp Ser F, 07-01-29                      5.750         A           1,000      959,480
  Rev St Luke's Hosp, 08-15-23                              7.750#        AAA           500      517,500
  Rev Wheelock College Ser 2000B, 10-01-30                  5.625         Aaa         1,000    1,036,310
Massachusetts Housing Finance Agency,
  Hsg Rev Rental Mtg Ser 2001A, 07-01-30                    5.800         AAA         1,000    1,014,890
  Rev Insured Rental Hsg 1994 Ser A, 07-01-14               6.600         AAA           960    1,014,701
  Rev Residential Devel FNMA Coll Ser C, 11-15-11           6.875         AAA         2,000    2,107,880
Massachusetts Industrial Finance Agency,
  Assisted Living Facil Rev Newton Group
  Properties LLC Proj, 09-01-27                             8.000         BB          1,000    1,042,170
  Assisted Living Facil Rev TNG Marina Bay LLC Proj,
  12-01-27                                                  7.500         BB          1,000      978,400
  Resource Recovery Rev Ref Ogden Haverhill Proj
  Ser 1998A, 12-01-19                                       5.600         BBB         1,000      896,650
  Resource Recovery Rev Ref Ser 1993A Refusetech
  Inc Proj, 07-01-05                                        6.300         BBB+        1,825    1,912,491
  Rev Assumption College Iss 1996, 07-01-26                 6.000         AAA         1,000    1,057,600
  Rev Dana Hall School Iss, 07-01-17                        5.800         BBB         1,090    1,074,075
  Rev Glenmeadow Retirement Community Ser C,
  02-15-18                                                  8.375         AA          1,000    1,206,070
  Rev St John's High School, 06-01-28                       5.350         BBB+        1,000      910,950
  Rev Wtr Treatment American Hingham Proj, 12-01-29         6.900         BBB         1,310    1,360,933
  Rev Wtr Treatment American Hingham Proj, 12-01-20         6.750         BBB         3,000    3,092,100
Massachusetts Municipal Wholesale Electric Co,
  Pwr Supply Sys Rev 1992 Ser B, 07-01-05                   6.750         BBB+          500      526,020
  Pwr Supply Sys Rev 1992 Ser B, 07-01-06                   6.750         BBB+        1,500    1,578,060
  Pwr Supply Sys Rev 1992 Ser B, 07-01-17                   6.750         BBB+          400      418,184
  Pwr Supply Sys Rev 1992 Ser C, 07-01-10                   6.625         AAA         1,000    1,056,650
  Pwr Supply Sys Rev 1993 Reg Inverse Floater,
  07-01-18                                                  6.320#        AAA         1,300    1,324,375
Massachusetts Port Auth,
  Rev Ref Ser 1992A, 07-01-23                               6.000         AA-         1,370    1,411,456
  Rev Ser 1999C, 07-01-29                                   5.750         AA-         1,250    1,314,137
  Rev Special Facil Ser A USAir Proj, 09-01-16              5.750         AAA         1,000    1,040,750
Massachusetts Turnpike Auth,
  Metro Highway Sys Rev Sr Lien Cap Apprec
  Ser 1997C, 01-01-20                                        Zero         AAA         1,000      373,210
  Metro Highway Sys Rev Sr Ser 1997A, 01-01-23              5.125         AAA         3,800    3,733,576
Massachusetts Water Pollution Abatement Trust,
  Wtr Poll Abatement Rev Ref Sub New Bedford Prog
  Ser A, 02-01-26                                           4.750         Aaa         1,000      920,990
Massachusetts Water Resource Auth,
  Gen Rev Ref 1993 Ser B, 03-01-17                          5.500         AA            400      406,748
  Gen Rev Ref 1993 Ser B, 03-01-22                          5.000         AA            360      349,517
  Gen Rev Ref 1993 Ser C, 12-01-23                          4.750         AA          1,000      927,700
Nantucket, Town of,
  GO Municipal Purpose Ln of 1991, 12-01-11                 6.800         AAA           450      470,066
Narragansett Regional School District,
  GO Unltd, 06-01-18                                        5.375         Aaa         1,000    1,032,770
Plymouth, County of,
  Cert of Part Correctional Facil Proj, 04-01-22            5.000         AAA         1,000      963,360
Rail Connections, Inc.,
  Rev Cap Apprec Rte 128 Pkg Ser 1999B, 07-01-18             Zero         BBB-        1,750      577,710
  Rev Cap Apprec Rte 128 Pkg Ser 1999B, 07-01-19             Zero         BBB-        2,415      744,448
Route 3 North Transit Improvement Associates,
  Lease Rev, 06-15-29                                       5.375         AAA         4,100    4,143,009
Springfield, City of,
  GO School Proj Ln Act of 1992 Ser B, 09-01-11             7.100         AA            500      535,635
University of Massachusetts,
  Bldg Auth Facil Rev Gtd Ser 2000A, 11-01-25               5.125         AAA         1,000      982,740

Puerto Rico (7.41%)                                                                            6,055,430
Puerto Rico Aqueduct and Sewer Auth,
  Ref Pars & Inflos Ser 1995 Gtd by the
  Commonwealth of Puerto Rico, 07-01-11                     7.370#        AAA         2,000    2,597,500
Puerto Rico, Commonwealth of,
  GO Pub Imp Inverse Rate Securities Ser 1996,
  07-01-11                                                  7.696#        AAA         1,000    1,298,750
Puerto Rico Highway and Transportation Auth,
  Highway Rev Cap Rites Ser Y, 07-01-14                     6.250         A           1,000    1,172,940
Puerto Rico Public Buildings Auth,
  Rev Gtd Govt Facils Ser 1997B, 07-01-27                   5.000         AAA         1,000      986,240

                                                         INTEREST
ISSUER, DESCRIPTION,                                         RATE                                  VALUE
SHORT-TERM INVESTMENTS 2.34%                                                                  $1,909,000
(Cost $1,909,000)

Joint Repurchase Agreement (2.34%)
Investment in a joint repurchase agreement
  transaction with UBS Warburg, Inc. - Dated
  02-28-01, due 03-01-01 (Secured by U.S. Treasury
  Bonds 7.25% thru 13.25%, due 11-15-09 thru
  02-15-19) - Note A                                       5.380                     1,909    1,909,000

TOTAL INVESTMENTS 101.11%                                                                    $82,657,746

OTHER ASSETS AND LIABILITIES, NET (1.11%)                                                      ($906,602)

TOTAL NET ASSETS 100.00%                                                                     $81,751,144

* Credit ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investors Service, Fitch or John Hancock Advisers,
  Inc., where Standard & Poor's ratings are not available.

# Represents rate in effect on February 28, 2001.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.




PORTFOLIO
CONCENTRATION

For the period ending
February 28, 2001
(unaudited).

This table shows
the percentages
of the Fund's
investments
aggregated
by various
industries.

                                                       VALUE AS A PERCENTAGE
INDUSTRY DISTRIBUTION                                          OF NET ASSETS
General Obligation                                                     6.55%
Revenue Bonds -- Building                                              1.21
Revenue Bonds -- Combined                                              1.18
Revenue Bonds -- Correctional Facility                                 1.18
Revenue Bonds -- Education                                            20.29
Revenue Bonds -- Electric                                              6.00
Revenue Bonds -- Financial                                             1.40
Revenue Bonds -- Health                                                9.68
Revenue Bonds -- Highway                                              10.09
Revenue Bonds -- Hospital                                              1.19
Revenue Bonds -- Housing                                               5.06
Revenue Bonds -- Industrial Development                                3.39
Revenue Bonds -- Industrial Revenue                                    8.10
Revenue Bonds -- Other                                                 2.74
Revenue Bonds -- Transportation                                       13.03
Revenue Bonds -- Water & Sewer                                         7.68

Total tax-exempt long-term bonds                                      98.77%

See notes to
financial statements.



FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

February 28, 2001
(unaudited).

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the
net asset value
and the
maximum
offering price
per share.

ASSETS
Investments at value (cost $79,588,455)                           $82,657,746
Corporate savings account                                                 176
Receivable for shares sold                                              6,202
Interest receivable                                                 1,187,257
Other assets                                                            5,779

Total assets                                                       83,857,160

LIABILITIES
Payable for investments purchased                                   1,725,836
Payable for shares repurchased                                        315,290
Payable to affiliates                                                  35,007
Other payables and accrued expenses                                    29,883

Total liabilities                                                   2,106,016

NET ASSETS
Capital paid-in                                                    79,030,783
Accumulated net realized loss on investments                         (355,790)
Net unrealized appreciation of investments                          3,069,291
Undistributed net investment income                                     6,860

Net assets                                                        $81,751,144

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($63,839,851 [DIV] 5,269,458)                                  $12.12
Class B ($16,573,863 [DIV] 1,368,037)                                  $12.12
Class C ($1,337,430 [DIV] 110,394)                                     $12.12

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($12.12 [DIV] 95.5%)                                         $12.69
Class C ($12.12 [DIV] 99%)                                             $12.24

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales, the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
February 28, 2001
(unaudited).

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund. It also
shows net gains
(losses) for the
period stated.

INVESTMENT INCOME
Interest                                                           $2,337,426

Total investment income                                             2,337,426

EXPENSES
Investment management fee                                             194,699
Class A distribution and service fee                                   92,625
Class B distribution and service fee                                   75,287
Class C distribution and service fee                                    5,362
Transfer agent fee                                                     29,735
Custodian fee                                                          20,928
Auditing fee                                                            8,746
Accounting and legal services fee                                       7,618
Registration and filing fees                                            7,161
Printing                                                                5,727
Interest expense                                                        4,549
Trustees' fees                                                          2,076
Miscellaneous                                                           1,232
Legal fees                                                                488

Total expenses                                                        456,233
Less expense reductions                                               (60,776)

Net expenses                                                          395,457

Net investment income                                               1,941,969

REALIZED AND UNREALIZED GAIN
Net realized gain from investments                                     44,889
Change in unrealized appreciation (depreciation)
  on investments                                                    2,081,145

Net realized and unrealized gain                                    2,126,034

Increase in net assets from operations                             $4,068,003

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement of
Changes in Net
Assets shows how
the value of the
Fund's net assets
has changed since
the end of the
previous period.
The difference
reflects earnings
less expenses,
any investment
gains and losses,
distributions
and any increase
or decrease
in money
shareholders
invested in
the Fund.

                                                      YEAR           PERIOD
                                                     ENDED            ENDED
                                                   8-31-00          2-28-01 1

INCREASE (DECREASE) IN NET ASSETS
From operations
Net investment income                           $3,766,352       $1,941,969
Net realized gain                                   15,080           44,889
Change in net unrealized
  appreciation (depreciation)                     (242,602)       2,081,145

Increase in net assets
  resulting from operations                      3,538,830        4,068,003

Distributions to shareholders
From net investment income
Class A                                         (3,095,916)      (1,584,357)
Class B                                           (640,586)        (333,849)
Class C                                            (29,850)         (23,763)
                                                (3,766,352)      (1,941,969)

From fund share transactions                     4,232,682        4,298,180

NET ASSETS
Beginning of period                             71,321,770       75,326,930

End of period 2                                $75,326,930      $81,751,144

1 Semiannual period from 9-1-00 through 2-28-01. Unaudited.

2 Includes undistributed net investment income of $6,860 and $6,860, respectively.

See notes to
financial statements.


FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                 8-31-96     8-31-97     8-31-98     8-31-99     8-31-00     2-28-01 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                         $11.76      $11.66      $12.12      $12.60      $11.85      $11.80
Net investment income                           0.65        0.66        0.66 2      0.64 2      0.64 2      0.30 2
Net realized and unrealized
  gain (loss) on investments                   (0.10)       0.46        0.48       (0.75)      (0.05)       0.32

Total from investment operations                0.55        1.12        1.14       (0.11)       0.59        0.62

Distributions to shareholders
From net investment income                     (0.65)      (0.66)      (0.66)      (0.64)      (0.64)      (0.30)

Net asset value, end of period                $11.66      $12.12      $12.60      $11.85      $11.80      $12.12

Total return 3,4 (%)                            4.78        9.85        9.66       (0.96)       5.16        5.36 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                  $55         $54         $58         $58         $60         $64
Ratio of expenses
  to average net assets (%)                     0.70        0.70        0.70        0.70        0.77        0.87 6
Ratio of adjusted expenses
  to average net assets 7 (%)                   1.18        1.11        1.10        1.05        1.09        1.03 6
Ratio of net investment income
  to average net assets (%)                     5.53        5.59        5.28        5.16        5.54        5.13 6
Portfolio turnover (%)                            36          12           6           6          19           4

See notes to
financial statements.




FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                 8-31-97 8   8-31-98     8-31-99     8-31-00     2-28-01 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                         $11.84      $12.12      $12.60      $11.85      $11.80
Net investment income                           0.54        0.57 2      0.55 2      0.56 2      0.27 2
Net realized and unrealized
  gain (loss) on investments                    0.28        0.48       (0.75)      (0.05)       0.32

Total from investment operations                0.82        1.05       (0.20)       0.51        0.59

Distributions to shareholders
From net investment income                     (0.54)      (0.57)      (0.55)      (0.56)      (0.27)

Net asset value, end of period                $12.12      $12.60      $11.85      $11.80      $12.12

Total return 3,4 (%)                            7.08 5      8.89       (1.66)       4.43        4.99 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                   $2          $6         $13         $14         $17
Ratio of expenses
  to average net assets (%)                     1.40 6      1.40        1.40        1.47        1.57 6
Ratio of adjusted expenses
  to average net assets 7 (%)                   1.81 6      1.80        1.75        1.79        1.73 6
Ratio of net investment income
  to average net assets (%)                     4.82 6      4.58        4.46        4.84        4.43 6
Portfolio turnover (%)                            12           6           6          19           4

See notes to
financial statements.




FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                 8-31-99 8   8-31-00     2-28-01 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                         $12.46      $11.85      $11.80
Net investment income 2                         0.21        0.56        0.26
Net realized and unrealized
  gain (loss) on investments                   (0.61)      (0.05)       0.32

Total from investment operations               (0.40)       0.51        0.58

Distributions to shareholders
From net investment income                     (0.21)      (0.56)      (0.26)

Net asset value, end of period                $11.85      $11.80      $12.12

Total return 3,4 (%)                           (3.23) 5     4.43        4.99 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                   -- 9        $1          $1
Ratio of expenses
  to average net assets (%)                     1.40 6      1.47        1.57 6
Ratio of adjusted expenses
  to average net assets 7 (%)                   1.75 6      1.79        1.73 6
Ratio of net investment income
  to average net assets (%)                     4.30 6      4.84        4.44 6
Portfolio turnover (%)                             6          19           4

1 Semiannual period from 9-1-00 through 2-28-01. Unaudited.

2 Based on the average of the shares outstanding at the end of each month.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 The total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

7 Does not take into consideration expense reductions during the periods shown.

8 Class B and Class C shares began operations on October 3, 1991 and
  April 1, 1999, respectively.

9 Less than $500,000.

See notes to
financial statements.




NOTES TO
STATEMENTS

Unaudited.

NOTE A
Accounting policies

John Hancock Massachusetts Tax-Free Income Fund (the "Fund") is a diversified series of John Hancock Tax-Exempt Series Fund, an open-end management investment company, registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide as high a level of current income exempt from both federal income taxes and Massachusetts personal income taxes as is consistent with preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Premium and discount on securities

The Fund amortizes the amount paid in excess of par value on securities purchased from either the date of purchase or date of issue to date of sale, maturity or to next call date, if applicable. The Fund accretes original issue discount from par value on securities purchased from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code. The Fund records market discount on bonds purchased after April 30, 1993 at the time of disposition.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended February 28, 2001.

Federal income taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $373,088 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. To the extent such carryforwards are used by the Fund, no capital gains distributions will be made. The carryforwards expire as follows: August 31, 2003 -- $41,406, August 31, 2004 -- $137,277, August 31, 2005 --
$6,645, August 31, 2008 -- $187,760.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis. The Fund may place a debt obligation on non accrual status and reduce related interest income by ceasing current accruals and writing off interest receivable when the collection of interest has become doubtful.

The Fund records all dividend distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.500% of the first $250,000,000 of the Fund's average daily net asset value, (b) 0.450% of the next $250,000,000, (c) 0.425% of the next
$500,000,000 and (d) 0.400% of the next $250,000,000 and (e) 0.300% of the Fund's average daily net asset value in excess of $1,250,000,000.

The Adviser had agreed to limit the Fund's expenses to 0.80%, 1.50% and 1.50% of the Fund's average net assets attributable to Class A, Class B and Class C, respectively. Accordingly, the expense reduction amounted to $60,748 for the period ended February 28, 2001. This limitation was terminated on December 31, 2000.

The Fund has an agreement with its custodian bank under which custodian fees are reduced by balance credits applied during the period.
Accordingly, the custody expense reduction amounted to $28 or 0.00% of the Fund's average net assets during the period ended February 28, 2001. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

The Fund has Distribution Plans with John Hancock Funds, Inc. ("JH Funds"), a wholly-owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended February 28, 2001, JH Funds received net up-front sales charges of $91,755 with regard to sales of Class A shares. Of this amount, $11,770 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $42,899 was paid as sales commissions to unrelated broker-dealers and $37,086 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended February 28, 2001, JH Funds received net up-front sales charges of $4,266 with regard to sales of Class C shares. Of this amount, $3,266 was paid as sales commissions to unrelated broker-dealers and $1,000 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares which are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. For the period ended February 28, 2001, CDSCs received by JH Funds amounted to $18,913 for Class B shares and $250 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays monthly transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of less than 0.02% of the average net assets of the Fund.

Mr. Stephen L. Brown and Ms. Maureen R. Ford are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compen sation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Investment
transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 28, 2001, aggregated $9,623,763 and $3,096,703, respectively.

The cost of investments owned at February 28, 2001 (including short-term investments) for federal income tax purposes was $79,588,455. Gross unrealized appreciation and depreciation of investments aggregated $3,824,338 and $755,047, respectively, resulting in net unrealized appreciation of $3,069,291.

NOTE D
Fund share transactions

The listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.


                                    YEAR ENDED 8-31-00                PERIOD ENDED 2-28-01 1
                              SHARES            AMOUNT            SHARES            AMOUNT
CLASS A SHARES
Sold                         938,760       $10,779,775           455,111        $5,416,118
Distributions
reinvested                   177,146         2,043,098            89,174         1,062,681
Repurchased                 (923,589)      (10,628,251)         (376,293)       (4,495,309)

Net increase                 192,317        $2,194,622           167,992        $1,983,490

CLASS B SHARES
Sold                         293,396        $3,395,910           235,799        $2,804,578
Distributions
reinvested                    29,933           345,237            16,183           193,059
Repurchased                 (212,510)       (2,446,642)          (88,988)       (1,057,846)

Net increase                 110,819        $1,294,505           162,994        $1,939,791

CLASS C SHARES
Sold                          66,039          $766,432            31,498          $376,205
Distributions
reinvested                       165             1,917               541             6,462
Repurchased                   (2,178)          (24,794)             (660)           (7,768)

Net increase                  64,026          $743,555            31,379          $374,899

NET INCREASE                 367,162        $4,232,682           362,365        $4,298,180

1 Semiannual period from 9-1-00 through 2-28-01. Unaudited.




FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz*
Stephen L. Brown
Richard P. Chapman, Jr.
William J. Cosgrove*
Richard A. Farrell*
Maureen R. Ford
Gail D. Fosler
William F. Glavin
Dr. John A. Moore
Patti McGill Peterson
John W. Pratt*

*Members of the Audit Committee

OFFICERS
Stephen L. Brown
Chairman
Maureen R. Ford
Vice Chairman, President and Chief Executive Officer
William L. Braman
Executive Vice President
and Chief Investment Officer
Richard A. Brown Senior Vice President
and Chief Financial Officer
Susan S. Newton
Senior Vice President and Secretary
James J. Stokowski
Vice President and Treasurer
Thomas H. Connors
Vice President and Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By Regular Mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By Express Mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer Service Representatives  1-800-225-5291

24-hour Automated Information     1-800-338-8080

TDD Line                          1-800-544-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

101 Huntington Avenue
Boston, MA 02199-7603

1-800-225-5291
1-800-544-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com


This report is for the information of the shareholders of the John Hancock Massachusetts Tax-Free Income Fund. It is not authorized for distribution to prospective investors unless it is preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

770SA  2/01
       4/01